SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 3,564		$ 3,564		$ 9,044	$ 25,830
Additions - Property, plant and equipment	938		938		7,961
Mineral rights	20,514		20,514		20,273
Additions - Mineral rights	601		601		459
Total assets	32,957		32,957		41,560
Total liabilities	45,702		45,702		46,047
Revenue	6,982	$ 9,151	23,260	$ 28,649
Cost of sales	(5,732)	(7,376)	(22,902)	(22,905)
Exploration and holding expenses	2,344	2,538	4,299	5,411
Other (expenses) income and foreign exchange gains (losses)	247	6	(786)	844
Provision for litigation (Note 9)		(22,277)		(22,277)
Impairment loss (Note 4)		(752)		(752)
Income tax (expense) recovery	174	4,921	194	4,913
Net loss	(3,779)	(30,860)	(10,216)	(36,327)
General and administrative expenses	1,279	1,453	3,781	5,436
Corporate [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	272		272		509
Additions - Property, plant and equipment					30
Mineral rights	20,498		20,498		20,080
Additions - Mineral rights	601		601		459
Total assets	23,128		23,128		26,251
Total liabilities	13,626		13,626		11,874
Exploration and holding expenses	(2,026)	(2,050)	(3,230)	(3,292)
Other (expenses) income and foreign exchange gains (losses)	(78)	(37)	251	(759)
Income tax (expense) recovery	(174)	(78)	(194)	5
Net loss	(4,487)	(4,379)	(9,843)	(11,919)
General and administrative expenses	(1,279)	(1,453)	(3,781)	(5,436)
Finance expenses	(930)	(761)	(2,889)	(2,437)
MX [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,292		3,292		8,535
Additions - Property, plant and equipment	938		938		7,931
Mineral rights	16		16		193
Additions - Mineral rights
Total assets	9,829		9,829		15,309
Total liabilities	32,076		32,076		$ 34,173
Revenue	6,982	9,151	23,260	28,649
Cost of sales	(5,732)	(7,376)	(22,902)	(22,905)
Exploration and holding expenses	(318)	(488)	(1,069)	(2,119)
Other (expenses) income and foreign exchange gains (losses)	(169)	31	535	(85)
Finance (expenses) income	(55)	73	(197)	(1)
Income tax (expense) recovery		(4,843)		(4,918)
Net loss	$ 708	$ (26,481)	$ (373)	$ (24,408)